EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054



                                           December 30, 2004


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

     Re: Form N-1A for Eaton Vance Mutual Funds Trust (the "Registrant") on behalf of Eaton Vance Low Duration Fund
                       Eaton Vance Strategic Income Fund
              (each a "Fund", and collectively, the "Funds")
          Post-Effective Amendment No. 100 (1933 Act File No. 2-90946) and Amendment No. 103 (1940 Act File No. 811-4015) (the "Amendment")

Gentlemen:

     On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the "1933 Act"), and Rules 472 and 485(a) thereunder; (2) the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules promulgated pursuant to Section 8(b) thereunder; (3) the General Instructions to Form N-1A; and (4) Rules 101 and 102 under Regulation S-T is the Amendment, including the prospectuses and statements of additional information ("SAI") for the Funds, as well as Exhibits. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

     Each Fund is structured as a fund-of-funds. The Amendment reflects the addition of funds in which each Fund may choose to invest and disclosure relating thereto. The Amendment also reflects certain changes to Strategic Income Portfolio's portfolio securities lending program.

     The Amendment has been marked to show changes from the prospectuses and SAIs of the Funds previously filed with the SEC as follows: for Eaton Vance Low Duration Fund, contained in the Registrant's Post-Effective Amendment No. 95 filed on April 28, 2004 (Accession No. 0000940394-04-000438) and for Eaton Vance Strategic Income Fund, contained in the Registrant's Post-Effective Amendment No. 94 filed on February 26, 2004 (Accession No. 0000940394-04-000170).
Registrant hereby respectfully requests that the Staff, in reviewing the prospectuses and statements of additional information included in the Amendment, use selective review procedure set forth in the Investment Company Act Release No. 17368 (February 15, 1985) in processing the Amendment.

     Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, disclose updated financial and performance information and make any other necessary non-material changes.

     If you have any questions or comments concerning the enclosed Amendment, please call the undersigned at (617) 598-8605. My fax number is (617) 598-0432.

                                           Very truly yours,


                                           /s/ Maureen A. Gemma
                                           ---------------------------
                                           Maureen A. Gemma, Esq.
                                           Vice President

Enclosures